UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 9, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2007.


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     November 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $12,436 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


          28-11256                      DONALD T. NETTER
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARAMARK CORP                   CL B             38521100       986    30000          DEFINED 2                 986
AZTAR CORPORATION              COM              54802103      1325    25000          DEFINED 2                1325
BAIRNCO CORP                   COM              57097107       394    32793          DEFINED 2                 394
DELTA AND PINE LAND COMPANY    COM              247357106      875    21600          DEFINED 2                 875
DHB INDUSTRIES INC             COM              23321E103      326   118376          DEFINED 2                 326
FREESCALE SEMICONDUCTOR INC    CL B             35687M206      950    25000          DEFINED 2                 950
GIANT INDS INC                 COM              374508109     1112    13700          DEFINED 2                1112
GOLD KIST INC                  COM              380614107      521    25000          DEFINED 2                 521
HCA INC                        COM              404119109     1247    25000          DEFINED 2                1247
INTERGRAPH CORP                COM              458683109     1072    25000          DEFINED 2                1072
KEYSPAN CORPORATION            COM              49337W100     1029    25000          DEFINED 2                1029
KINDER MORGAN INC              COM              49455P101     1573    15000          DEFINED 2                1573
UNIVISION COMMUNICATION INC    CL A             914906102     1027    29900          DEFINED 2                1027